Related Parties - Schedule of Related Parties to Provide Goods and Services (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Sponsorship and other revenue
Total Revenue – related parties	€ 28,452
STUDIO PIROLA ASSOCIATI SRL (Owned by Guiseppe Pirola, a director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Sponsorship revenue
Total Revenue – related parties	€ 1,500
E-WORK SPA (Minority UYBA shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Sponsorship and other revenue
Total Revenue – related parties	€ 239,877
Laica Spa (Minority UYBA shareholder)
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Sponsorship and other revenue
Total Revenue – related parties	€ 95,507
Related Parties [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Total Revenue – related parties	365,336
Total general and administrative – related parties	€ 1,581,885
Abhi Mathews (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 44,970
Abhi Mathews (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 27,322
Alberto Libanori (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 47,118
Alberto Libanori (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 42,579
Boustead Securities LLC (Daniel Joseph McClory, Executive Chairman of Brera Holdings, is CEO of parent of Boustead Securities LLC) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 270,700
Christopher Gardner (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 47,118
Christopher Gardner (Director and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 141,723
Federico Pisanty (Director and minority shareholder of Brera Holdings, resigned on September 30, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 27,322
Giuseppe Pirola (Director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 27,322
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 33,260
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 50,386
Pierre Galoppi (CEO, director until February 2025, and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 120,103
Pierre Galoppi (CEO, director until February 2025, and minority shareholder of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 64,031
Pietro Bersani (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 51,738
Pietro Bersani (Director of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Share based expenses
Total general and administrative – related parties	€ 42,579
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, CEO of parent of Sutter Securities) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 5,021
Sutter Securities (Daniel Joseph McClory, Executive Chairman of Brera Holdings, CEO of parent of Sutter Securities) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Net fair value gain/(loss) on financial assets at fair value through the profit and loss
Total general and administrative – related parties	€ 3,195
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Finance costs
Total general and administrative – related parties	€ 8,113
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Other reserves
Total general and administrative – related parties	€ (14,685)
Sashko Pandev (Brother of Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Employee benefits expense
Total general and administrative – related parties	€ 11
Sashko Pandev (Brother of Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Utilities and rent
Total general and administrative – related parties	€ 11,695
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Office supplies and administrative expenses
Total general and administrative – related parties	€ 98
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Travel and entertainment expenses
Total general and administrative – related parties	€ 35,354
SPORTS CENTER PANDEV (Owned by Goran Pandev, director and minority shareholder of Brera Holdings and minority FKAP shareholder) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Utilities and rent
Total general and administrative – related parties	€ 21,273
Vanco Stojanov (Director for FKAP) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Employee benefits expense
Total general and administrative – related parties	€ 8,999
Brera Ilch Ngo (Contract to manage and rebrand the club, which includes providing financial assistance such as short-term loans and covering staff salaries) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Advertising and marketing expenses
Total general and administrative – related parties	€ 108,540
Brera Tchumene FC (Contract to manage and rebrand the club, which includes covering staff salaries) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Advertising and marketing expenses
Total general and administrative – related parties	€ 66,418
CIRCUITO LOMBARDIA SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Office supplies and administrative expenses
Total general and administrative – related parties	€ 6,025
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 8,986
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Office supplies and administrative expenses
Total general and administrative – related parties	€ 1,794
DCS & PARTNER (Related to Francesca Duva, ex-CEO for Milano, resigned on October 2, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Utilities and rent
Total general and administrative – related parties	€ 27,206
Federico Pisanty (Ex-director and minority of Brera Holdings) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 46,848
Francesca Duva (Ex-CEO of Milano, resigned on October 2, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 41,788
Gianluigi Vigano (Ex-CEO of UYBA and Milano, services were terminated on July 31, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Directors’ fees
Total general and administrative – related parties	€ 37,144
Aleksandra Terziski (Director for ZFK) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 25,043
LINKING SRL(Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Advertising and marketing expenses
Total general and administrative – related parties	€ 30,000
Francesco Aleotti (Brother of Leonardo Aleotti, director of SSD) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 21,462
E-WORK SPA (Minority shareholder of UYBA and owned by Paolo Ferrario, ex-director of UYBA, resigned on October 24, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Bad debt expenses
Total general and administrative – related parties	€ 1,330
Facchinetti (Owned by Facchinetti Simone, director and minority shareholder of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Bad debt expenses
Total general and administrative – related parties	€ 10,769
LINKING SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA and Milano, services were terminated on July 31, 2024) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Office supplies and administrative expenses
Total general and administrative – related parties	€ 907
STUDIO PIROLA ASSOCIATI SRL (Owned by Guiseppe Pirola, director and minority shareholder of Brera Holdings and President and minority shareholder of UYBA) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Legal and professional fees
Total general and administrative – related parties	€ 28,330
Aleksandra Terziski (Director for ZFK) [Member]
Schedule of Related Parties to Provide Goods and Services [Line Items]
Nature of Transaction	Employee benefits expense
Total general and administrative – related parties	€ 1,950